Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Revenue
Expenses:
Research and development (note 9)	3,591	1,390	14,549	4,213
General and administrative (note 9)	2,020	1,319	8,233	4,302
Operating Expenses	5,611	2,709	22,782	8,515
Finance expense (note 9)			20
Finance income (note 9)	(89)	(69)	(198)	(142)
Net finance income	(89)	(69)	(178)	(142)
Net loss and comprehensive loss for the period	$ (5,522)	$ (2,640)	$ (22,604)	$ (8,373)
Basic and diluted loss per common share (in dollars per share)	$ (0.16)	$ (0.11)	$ (0.71)	$ (0.40)
Weighted average number of common shares outstanding used in the calculation of basic and diluted loss per common share (000s) note 6(b) (in shares)	34,587	24,061	32,039	20,954